COMMITMENTS (Details Narrative) - USD ($)	1 Months Ended	5 Months Ended	9 Months Ended
	Feb. 28, 2020	May 31, 2019	Sep. 30, 2021
Series E Preferred Stock [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Common stock issued for note conversion, shares	3,937
Conversion of Stock, Shares Issued	9,348
AVNG Note [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Conversion of Stock, Amount Converted		$ 5,250,000
AVNG Note [Member] | Series E Preferred Stock [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt converted, shares issued		65,625
AVNG Note [Member] | Warrant [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt converted, shares issued		82,031
Warrant exercise price		$ 48.00
AVNG Note [Member] | Deepankar Katyal [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Conversion of Stock, Amount Converted		$ 5,250,000	$ 5,250,000
AVNG Note [Member] | Deepankar Katyal [Member] | Series E Preferred Stock [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt converted, shares issued		65,625	65,625
AVNG Note [Member] | Deepankar Katyal [Member] | Warrant [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt converted, shares issued		82,032	82,032
Warrant exercise price		$ 48.00	$ 48.00